Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Sep. 30, 2020	Aug. 03, 2020	Jul. 02, 2018	Oct. 01, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000025733
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Equity Index Fund
Account Value					$ 33,715	$ 10,000	$ 27,009	$ 21,416	$ 26,193	$ 20,383	$ 17,246	$ 13,147	$ 13,746	$ 11,305	$ 10,114
C000025740
Account Value [Line Items]
Line Graph and Table Measure Name					MoA All America Fund
Account Value					$ 27,375	10,000	22,982	19,099	23,206	18,263	15,615	12,184	13,262	11,121	9,986
C000025741
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Value Fund
Account Value					$ 17,816	10,000	16,009	14,608	16,198	12,245	12,746	10,725	12,569	11,588	9,653
C000025742
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Growth Fund
Account Value					$ 20,817	10,000	18,938	16,379	22,866	20,715	14,425	11,398	13,017	10,537	9,744
C000200087
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Small Cap Equity Index Fund
Account Value			$ 10,000		$ 15,055		13,870	11,970	14,303	11,301	10,190	8,368
C000025743
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Value Fund
Account Value					$ 20,562	10,000	18,560	17,353	19,425	14,459	14,095	11,075	12,869	11,191	9,674
C000025744
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Mid Cap Equity Index Fund
Account Value					$ 24,784	10,000	21,783	18,738	21,595	17,337	15,307	12,116	13,650	11,788	9,774
C000025746
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Balanced Fund
Account Value					$ 22,110	10,000	18,807	16,343	18,577	15,948	14,286	11,918	12,356	10,902	10,096
C000047659
Account Value [Line Items]
Line Graph and Table Measure Name					MoA International Fund
Account Value					$ 17,674	10,000	16,803	14,055	15,809	14,323	13,309	10,995	12,565	10,099	10,014
C000218762
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Catholic Values Index Fund
Account Value	$ 10,000				$ 17,964		14,603	11,556	14,463	11,212
C000047651
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Retirement Income Fund
Account Value					$ 15,111	10,000	14,095	12,824	14,429	13,642	12,694	11,355	11,506	10,648	10,077
C000047652
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2015 Fund
Account Value					$ 16,192	10,000	15,052	13,615	15,538	14,373	13,365	11,546	11,976	10,794	10,068
C000047653
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2020 Fund
Account Value					$ 17,437	10,000	16,130	14,423	16,590	15,109	13,820	11,729	12,325	10,886	10,085
C000047654
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2025 Fund
Account Value					$ 18,972	10,000	17,294	15,224	17,612	15,730	14,216	11,889	12,571	10,961	10,024
C000047655
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2030 Fund
Account Value					$ 20,638	10,000	18,565	16,108	18,761	16,273	14,553	11,991	12,761	11,053	9,972
C000047656
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2035 Fund
Account Value					$ 22,157	10,000	19,599	16,715	19,711	16,727	14,867	11,993	12,961	11,061	9,946
C000047657
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2040 Fund
Account Value					$ 23,359	10,000	20,428	17,185	20,306	16,938	14,949	11,987	13,091	11,132	9,967
C000047658
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2045 Fund
Account Value					$ 23,662	10,000	20,593	17,213	20,391	16,912	14,904	11,944	13,098	11,150	9,969
C000112889
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2050 Fund
Account Value					$ 23,849	10,000	20,667	17,232	20,431	16,910	14,935	11,929	13,117	11,098	9,941
C000168453
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2055 Fund
Account Value				$ 10,000	$ 22,432		19,394	16,164	19,190	15,845	13,894	11,158	12,300	10,400
C000200088
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2060 Fund
Account Value			$ 10,000		$ 18,117		15,654	13,025	15,454	12,709	11,123	8,900
C000218763
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Clear Passage 2065 Fund
Account Value		$ 10,000			$ 16,983		14,639	12,148	14,383	11,816
C000025747
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Conservative Allocation Fund
Account Value					$ 16,228	10,000	15,013	13,498	15,416	14,298	13,071	11,521	11,720	10,739	10,116
C000025734
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Moderate Allocation Fund
Account Value					$ 19,877	10,000	17,863	15,488	17,989	15,753	14,100	11,881	12,422	10,930	9,990
C000025735
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Aggressive Allocation Fund
Account Value					$ 22,193	10,000	19,601	16,679	19,678	16,646	14,670	11,928	12,831	11,007	9,910
C000025738
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Intermediate Bond Fund
Account Value					$ 11,569	10,000	11,255	10,758	11,650	11,891	11,284	10,629	10,602	10,361	9,983
C000025739
Account Value [Line Items]
Line Graph and Table Measure Name					MoA Core Bond Fund
Account Value					$ 11,306	$ 10,000	11,175	10,640	12,201	12,507	11,782	10,948	10,881	10,494	10,054
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Account Value					32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Account Value					32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Account Value					32,604	$ 10,000	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 10,000		24,056		19,241	15,236	18,606	14,456	12,210	9,286
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					33,560	$ 10,000	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000				18,662		14,927	11,820	14,434	11,215
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value				$ 10,000	31,331		25,061	19,844	24,233	18,829	15,903	12,094	12,649	10,382
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 10,000		24,056		19,241	15,236	18,606	14,456	12,210	9,286
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000			19,105		15,282	12,101	14,777	11,481
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value					34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Value Index
Account Value					19,934	$ 10,000	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000 Growth Index
Account Value					21,772	$ 10,000	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600 Index
Account Value			$ 10,000		15,196		13,980	12,047	14,358	11,322	10,173	8,286
Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Mid Cap Value Index
Account Value					21,798	$ 10,000	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522
S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Account Value					25,196	$ 10,000	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Account Value					16,598	$ 10,000	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919
S&P 500 Catholic Values Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Catholic Values Index
Account Value	$ 10,000				18,223		14,754	11,639	14,527	11,233
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name						FTSE 3-Month Treasury Bill Index
Account Value					11,943	$ 10,000	11,326	10,760	10,601	10,596	10,535	10,303	10,114	10,030	10,003
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	10,746		10,614	10,058	11,562	11,743	10,923	10,047	10,046	9,702
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE 3-Month Treasury Bill Index
Account Value				$ 10,000	11,917		11,301	10,737	10,578	10,573	10,512	10,280	10,092	10,008
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		10,882		10,748	10,185	11,708	11,892	11,061	10,174
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE 3-Month Treasury Bill Index
Account Value			$ 10,000		11,714		11,109	10,554	10,398	10,393	10,333	10,106
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			9,142		9,029	8,556	9,836	9,990
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 10,000			11,276		10,694	10,159	10,009	10,004
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Account Value					11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value					$ 11,847	$ 10,000	$ 11,502	$ 10,929	$ 11,910	$ 12,084	$ 11,353	$ 10,630	$ 10,538	$ 10,317	$ 10,107